Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue Recognition
Schedule of Disaggregation of Revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Professional services (over time)	$645,788	$669,409	$3,404,333	$1,151,692
License fees (over time)	62,500	50,000	125,000	100,000
Total net revenue	$708,288	$719,409	$3,529,333	$1,251,692

Disaggregation of Revenue

	For the years ended
	December 31,
	2021	2020
Revenue Type
Professional services (over time)	$3,477,896	$2,498,322
License fees (over time)	200,000	150,000
Total Revenue	$3,677,896	$2,648,322